PROVISIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,299,158		$ 1,210,596
Inflation adjustment restatement	(525,505)		(390,024)
Additions	532,101	[1]	490,772	[2]
Uses	(5,006)		(12,186)
Reversals	(4,895)	[3]	0
Ending balance	1,295,853		1,299,158
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions	286,313		148,369
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions	$ 245,788		$ 166,166

[1]	Ps. 286,313 are included in “Other operating expenses” and Ps. 245,788 in “Financial expenses”.
[2]	Ps. 148,369 are included in “Other operating expenses” and Ps. 166,166 in “Financial expenses”.
[3]	The total are included in “Other operating expenses”.